ACQUISITION AND DISPOSAL OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2021
SH Hesheng
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree, business combination

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	27,646	4,338
Property and equipment, net	94,148	14,774
Operating lease right-of-use assets, net	20,929	3,284
Other non-current assets	872	136
Cash and cash equivalents	423	66
Other current assets	25,646	4,025
Operating lease liabilities	(20,292)	(3,184)
Other current liabilities	(962)	(150)
Deferred tax liabilities	(10,853)	(1,703)
Total consideration in cash	137,557	21,586

Shulifang
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree, business combination

RMB
Net assets acquired:
Operating permits (Note 9)	45,134
Operating lease right-of-use assets, net	15,206
Other non-current assets	15,409
Cash and cash equivalents	53
Other current assets	601
Operating lease liabilities	(15,206)
Other current liabilities	(16,913)
Deferred tax liabilities	(11,284)
Total consideration in cash	33,000

Zhongke Zijing
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree, business combination

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	203,586	31,947
Land use rights, net (Note 10)	36,013	5,651
Other non-current assets	7,349	1,154
Cash and cash equivalents	3	—
Other current assets	21,017	3,298
Other current liabilities	(65,125)	(10,219)
Deferred tax liabilities	(50,959)	(7,997)
Total consideration in cash	151,884	23,834

LF Huahai
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree, business combination

RMB
Net assets acquired:
Operating permits (Note 9)	119,352
Operating lease right-of-use assets, net	183,174
Other non-current assets	27,524
Cash and cash equivalents	173
Other current assets	4,088
Other current liabilities	(35,600)
Operating lease liabilities	(183,873)
Deferred tax liabilities	(29,838)
Total consideration in cash	85,000

SH Shuzhong
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree, business combination

RMB
Property and equipment, net	348,475
Operating lease right-of-use assets, net	81,034
Customer contract (Note 9)	33,500
Purchased software	23
Deferred tax assets	14,848
Other non-current assets	1,685
Other current assets	44,774
Total assets acquired	524,339
Other current liabilities	(406,932)
Operating lease liabilities	(45,034)
Deferred tax liabilities	(41,169)
Total liabilities assumed	(493,135)
Net assets acquired	31,204
Purchase consideration	36,667
Goodwill	5,463

BJ TenxCloud
Business Acquisition [Line Items]
Schedule of net identifiable assets of acquiree, business combination

	RMB	US$
Property and equipment, net	470	74
Operating lease right-of-use assets, net	2,376	373
Technology platform (Note 9)	27,800	4,362
Customer relationship (Note 9)	19,000	2,982
Deferred tax assets	11,097	1,741
Other current assets	52,328	8,210
Total assets acquired	113,071	17,742
Other current liabilities	(29,395)	(4,612)
Operating lease liabilities	(2,500)	(392)
Deferred tax liabilities	(11,097)	(1,741)
Total liabilities assumed	(42,992)	(6,745)
Net assets acquired	70,079	10,997
Purchase consideration	414,743	65,082
Goodwill	344,664	54,085